INTANGIBLE ASSETS AND GOODWILL (Tables)	12 Months Ended
Dec. 31, 2021
Intangible Assets [Abstract]
Disclosure of reconciliation of changes in intangible assets and goodwill

		Intangible Assets
($ millions)	Goodwill	Purchase and Sale Contracts and Other	Customer Relationships(1)	Total	Total Goodwill & Intangible Assets
Cost
Balance at December 31, 2019	4,699	240	1,881	2,121	6,820
Additions and other	—	22	—	22	22
Foreign exchange adjustments	(5)	(1)	(12)	(13)	(18)
Balance at December 31, 2020	4,694	261	1,869	2,130	6,824
Additions	—	26	—	26	26
Disposals and other	(1)	1	(8)	(7)	(8)
Balance at December 31, 2021	4,693	288	1,861	2,149	6,842

Amortization
Balance at December 31, 2019	—	174	202	376	376
Amortization	—	6	102	108	108
Balance at December 31, 2020	—	180	304	484	484
Amortization	—	7	93	100	100
Impairment (Note 10)	—	1	23	24	24
Disposals and other	—	1	(5)	(4)	(4)
Balance at December 31, 2021	—	189	415	604	604

Carrying amounts
Balance at December 31, 2020	4,694	81	1,565	1,646	6,340
Balance at December 31, 2021	4,693	99	1,446	1,545	6,238
(1) The net book value includes purchase price allocations associated with the acquisition of Kinder Morgan on December 16, 2019 of $1.1 billion that have definite lives. The remaining lives of these allocations varies from 14-36 years.
Disclosure of goodwill and intangible assets by segment
The aggregate carrying amount of goodwill allocated to each operating segment is as follows:

As at December 31	2021	2020
($ millions)
Pipelines	2,714	2,713
Facilities	540	541
Marketing & New Ventures	1,439	1,440
Total goodwill	4,693	4,694

For the year ended December 31, 2021	Pipelines(1)	Facilities	Marketing & New Ventures(2)	Corporate & Inter-segment Eliminations	Total
($ millions)
Revenue from external customers	2,123	927	5,577	—	8,627
Inter-segment revenue	156	436	—	(592)	—
Total revenue(3)	2,279	1,363	5,577	(592)	8,627
Operating expenses(4)	556	471	—	(266)	761
Cost of goods sold, including product purchases	—	6	5,017	(334)	4,689
Depreciation and amortization included in operations	413	214	50	7	684
Cost of sales	969	691	5,067	(593)	6,134
Realized (gain) loss on commodity-related derivative financial instruments	—	(10)	210	—	200
Unrealized gain on commodity-related derivative financial instruments	—	(38)	(35)	—	(73)
Share of profit from equity accounted investees	124	80	77	—	281
Gross profit	1,434	800	412	1	2,647
Depreciation included in general and administrative	—	—	—	39	39
Other general and administrative(4)	30	14	29	194	267
Other expense (income)	11	14	(5)	(268)	(248)
Impairment expense	447	22	5	—	474
Reportable segment results from operating activities	946	750	383	36	2,115
Net finance costs (income)	29	35	(8)	394	450
Reportable segment earnings (loss) before tax	917	715	391	(358)	1,665
Capital expenditures	475	136	21	26	658
Contributions to equity accounted investees	299	29	7	—	335

For the year ended December 31, 2020	Pipelines(1)	Facilities	Marketing & New Ventures(2)	Corporate & Inter-segment Eliminations	Total
($ millions)
Revenue from external customers	2,105	892	2,956	—	5,953
Inter-segment revenue	146	339	—	(485)	—
Total revenue(3)	2,251	1,231	2,956	(485)	5,953
Operating expenses(4)	498	392	—	(178)	712
Cost of goods sold, including product purchases	—	11	2,815	(317)	2,509
Depreciation and amortization included in operations	402	199	50	11	662
Cost of sales	900	602	2,865	(484)	3,883
Realized gain on commodity-related derivative financial instruments	—	—	(54)	—	(54)
Unrealized (gain) loss on commodity-related derivative financial instruments	—	(4)	88	—	84
Share of profit from equity accounted investees - operations	227	55	—	—	282
Adjusted gross profit (loss)	1,578	688	57	(1)	2,322
Impairment in share of profit from equity accounted investees	—	—	(314)	—	(314)
Gross profit (loss)	1,578	688	(257)	(1)	2,008
Depreciation included in general and administrative	—	—	—	38	38
Other general and administrative(4)	24	10	28	146	208
Other (income) expense	(1)	2	4	(23)	(18)
Impairment expense	1,396	10	370	—	1,776
Reportable segment results from operating activities	159	666	(659)	(162)	4
Net finance costs (income)	31	24	(13)	378	420
Reportable segment earnings (loss) before tax	128	642	(646)	(540)	(416)
Capital expenditures	587	370	38	34	1,029
Contributions to equity accounted investees	—	69	155	—	224
(1)    Pipelines transportation revenue includes $207 million (2020: $228 million) associated with U.S. pipeline revenue.
(2)    Marketing & New Ventures includes revenue of $265 million (2020: $143 million) associated with U.S. midstream sales.
(3)    During 2021 and 2020, no one customer accounted for 10 percent or more of total revenues reported throughout all segments.
(4)    Pembina incurred $440 million (2020: $370 million) of employee costs, of which $265 million (2020: $244 million) was recorded in operating expenses and $175 million (2020:$126 million) in general and administrative expenses. Employee costs include salaries, benefits and share-based compensation.

Disclosure of key assumptions used in goodwill impairment
For each operating segment, key assumptions and discount rate sensitivity are presented below:

	Operating Segments
As at December 31, 2021	Pipelines	Facilities	Marketing & New Ventures
(Percent)
Key assumptions used
After-tax discount rate	6.5	6.4	8.9
Long-term growth rate	1.3	1.8	1.9
Incremental change in rates that would result in carrying value equal to recoverable amount
Increase in after-tax discount rate	2.9	4.1	2.5